Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of Accounts Payable and Accrued Liabilities

	December 31, 2022	December 31, 2021
Trade payables	9,774	4,172
Accrued and other liabilities	38,379	34,280
	48,153	38,452